Provisions	12 Months Ended
Dec. 31, 2018
Provisions
Provisions

19    Provisions

Accounting policy

Provisions for tax, civil, labor, environmental and legal claims and judicial deposits

Provisions for legal claims (labor, civil, tax and environmental) are recognized when: (i) the Company has a present legal or constructive obligation as a result of past events; (ii) it is probable that an outflow of resources will be required to settle the obligation; and (iii) the amount can be reliably estimated. The provisions are periodically estimated and the likelihood of losses is supported by the Company's legal counsel.

Provisions are measured at the present value of the expenditure expected to be required to settle the obligation using a discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to the passage of time is recognized as "Financial expenses".

When a claim is secured by a judicial deposit, the Company offsets the provision with the judicial deposit amount in the consolidated balance sheet. However, the Company also has judicial deposits for claims for which the likelihood of loss is possible or remote and for which no provision is recognized. In such cases, these amounts are recognized as outstanding judicial deposits in the Company’s assets.

The Company splits the provisions by nature at the balance sheet due to the specifics underlying risks and assessment requirements for each claim.

Critical accounting estimates - Tax, civil, labor and environmental provisions

The Company is part of ongoing labor, civil, tax and environmental lawsuits which are pending at different court levels. The provisions for potentially unfavorable outcomes of litigation in progress are established and updated based on management evaluation, as supported by the positions of external legal counsel, and require a high level of judgment regarding the matters involved.

Asset retirement obligation

Provision is made for asset retirement obligation, restoration and environmental costs when the liability arises due to the development or mineral production of an operating asset, based on the net present value of estimated closure costs. Management uses its judgment and previous experience to determine the potential scope of rehabilitation work required and the related costs associated with that work.

The cash flows are discounted to present value using a credit risk-adjusted rate that reflects current market assessments of the time value of the money and the specifics risks for the asset to be restored. The interest rate charges relating to the liability are recognized as an accretion expense in net financial results. Difference in the settlement amount of the liability are recognized in the income statement.

Critical accounting estimates and judgments - Asset retirement obligations

The initial recognition and the subsequent revisions of the asset retirement obligation considers critical future closure costs estimates and several assumptions such as interest rates, inflation and useful lives of the assets. These estimates are reviewed quarterly by the Company.

Cost estimates can vary in response to many factors of each site that include timing, expected life of mine, changes to the relevant legal or government requirements and commitments with stakeholders, review of remediation and relinquishment options, emergence of new restoration techniques, among others. External experts support the cost estimation process where appropriate. These factors either isolated or consolidated could significantly affect the future financial results and balance the sheet position. At December 31, 2018, the credit risk-adjusted rate used for Peru was between 3.4% to 9.5% (2017: 1.5% to 2.4%) and for Brazil was between 3% to 5.4% (2017: 7.8%).

(a)   Analysis

	2018							2017
			Judicial provision
	Asset
	Retirement	Environmental
	Obligation	Obligation	Tax	Labor	Civil	Environmental	Total	Total
Balance at the beginning of the year	199,445	83,835	18,575	16,421	18,320	4,565	341,161	296,879
Additions	—	—	2,958	11,811	4,173	2,960	21,902	47,816
Reversals	(15,119)	—	(8,753)	(15,012)	(20,908)	(2,320)	(62,112)	(42,019)
Interest	8,443	5,049	794	1,387	105	213	15,991	13,476
Write-off	462	(5,140)	—	—	—	—	(4,678)	(18,666)
Foreign exchange variation (losses) gains	(15,133)	(12,263)	(1,707)	(2,188)	(215)	(404)	(31,910)	(2,367)
Cost and interest revision	7,454	13,249	—	—	—	—	20,703	43,789
Other	—	—	201	(231)	(104)	—	(134)	2,253
Balance at the end of the year	185,552	84,730	12,068	12,188	1,371	5,014	300,923	341,161
Current	—	20,357	—	—	—	—	20,357	14,641
Non-current	185,552	64,373	12,068	12,188	1,371	5,014	280,566	326,520
	185,552	84,730	12,068	12,188	1,371	5,014	300,923	341,161

(b)   Breakdown of tax, civil, labor and environmental provisions

The provisions and the corresponding judicial deposits are as follow:

	2018					2017
				Outstanding				Outstanding
	Judicial			judicial	Judicial			judicial
	deposits	Provision	Net amount	deposits	deposits	Provision	Net amount	deposits
Tax	(2,048)	14,116	12,068	2,245	(2,318)	20,893	18,575	3,130
Labor	(4,258)	16,446	12,188	6,555	(4,765)	21,186	16,421	7,408
Civil	(746)	2,117	1,371	17	(758)	19,078	18,320	23
Environmental	—	5,014	5,014	413	—	4,565	4,565	388
	(7,052)	37,693	30,641	9,230	(7,841)	65,722	57,881	10,949

(i)   Comments of tax provisions

Tax provisions relate to tax proceedings, with a probable likelihood of loss relating to federal, state and municipal taxes.

(ii)   Comments on civil provisions

Civil provisions relate to indemnification actions mainly related to claims seeking loss of profits, compensatory, and incidental damages. There are also claims regarding real estate and property matters, such as possessory lawsuits.

(iii)   Comments on labor lawsuits provisions

Labor lawsuits provisions relate to labor lawsuits filed by former employees, third parties and labor unions mostly claiming the payment of indemnities on dismissals, health hazard premiums and hazardous duty premiums, overtime, and commuting hours, as well as alleged occupational illnesses, work accidents, property and personal damage.

(iv)    Comments on environmental provisions

The Company has established policies and procedures to comply with environmental laws and on a regular basis performs analyses to identify environmental legal risks to ensure that the prevention and detection systems are in place to adequately manage these risks. Environmental litigation consists basically of civil public actions to interrupt the environmental licensing for the Company’s mines and smelters and indemnity actions for alleged environmental impacts arising from the Company's activities.

(c)    Summary of contingent liabilities

The Company is part of other litigation involving a risk of possible loss, for which no provision is recognized, as detailed below:

	2018	2017
Tax	137,170	125,438
Labor	29,079	46,402
Civil	20,130	24,911
Environmental	119,747	133,851
	306,126	330,602

(i)    Comments on contingent tax liabilities

The main contingent liabilities relating to tax lawsuits are discussed below.

Compensation for exploration for mineral resources

It relates to assessments issued by the Brazilian National Department of Mineral Production for alleged failure to pay or underpayment of Financial Compensation for the Exploration of Mineral Resources (“CFEM”). The estimate of financial effect of this contingent liability is USD 6,947.

Indirect taxes on sales

It relates to assessments issued by the Brazilian Internal Revenue Service concerning certain credits taken by the Company when calculating those indirect taxes on sales. The estimate of financial effect of this contingent liability is USD 4,788.

Brazilian corporate income taxes

It relates to assessments issued by the Brazilian Internal Revenue Service concerning the following:

•Carryforward calculation of net operating losses for Brazilian corporate income taxes determination. The estimate of financial effect of this contingent liability is USD 5,189.

•Deductibility of certain foreign exchange losses for Brazilian corporate income taxes determination. The estimate of financial effect of this contingent liability is USD 10,177.

Value-added tax on sales

It relates to assessments issued by the tax authorities of the State of Minas Gerais concerning the following:

•Incidence of value-added tax on sales of certain energy contracts. The estimate of financial effect of this contingent liability is USD 32,849.

•The tax rate applied to interstate sales for manufactured goods with imported content. The estimate of financial effect of this contingent liability is USD 4,058.

•The Company was challenged by the tax authorities regarding certain credits to the purchases of property, plant and equipment. The estimate of financial effect of this contingent liability is USD 8,662.

(ii)    Comments on contingent labor liabilities

Include several claims filed by former employees, third parties and labor unions, mostly claiming the payment of indemnities on dismissals, health hazard premiums and hazardous duty premiums, overtime and commuting hours, as well as indemnity claims by former employees and third parties based on alleged occupational illnesses and work accidents. The individual amount of the claims are not material.

(iii)    Comments on contingent civil liabilities

The main contingent civil liability is related to indemnity lawsuits alleging property damage, pain and suffering. The estimate of financial effect of this contingent liability is USD 10,341.

(iv)    Comments on contingent environmental liabilities

The main contingent environmental liabilities were filed by fishermen communities against the Company for indemnification, compensation for material and moral damages due to alleged pollution of the São Francisco River. The estimate of financial effect of these contingent liabilities is USD 96,946.